FIDELITY (LOGO)         FMR Corp. 82 Devonshire
INVESTMENTS(registered  Street Boston MA  02109-3614
trademark)              617 563 7000

                        November 24, 1999

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:  File Room



Re:         Fidelity Charles Street Trust
            (the trust):

            Fidelity Asset Manager
            Fidelity Asset Manager:
            Aggressive
            Fidelity Asset Manager: Growth
            Fidelity Asset Manager: Income
            Spartan Investment Grade Bond
            Fund (the funds)

            File Nos. (2-73133) and
            (811-3221)

______________________________________________________________________

Ladies and Gentlemen:

 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

        Very truly yours,







        /s/Eric D. Roiter
           Eric D. Roiter
           Secretary